Derivatives - Nominal amounts and fair values of trading and hedging derivatives	12 Months Ended
Dec. 31, 2019
Derivatives - Nominal amounts and fair values of trading and hedging derivatives
Derivatives - Nominal amounts and fair values of trading and hedging derivatives

32. Financial derivatives - Nominal amounts and fair values of trading and hedging financial derivatives

The breakdown of the fair value and nominal amount of trading financial derivatives asset as of December 31, 2018 and 2019 is as follows:

	12/31/2018		12/31/2019
Trading	Nominal	Fair Value	Nominal	Fair Value

Futures:
Foreign Currency Futures	2,537	—	—	—
Interest Rate Futures	—	—	—	—
Market Index Futures	426	—	4,144	—

Forwards:
Foreign Currency Forwards	237,777	7,127	209,085	8,769
Foreign Exchange (Spot)	62,701	80	18,630	32
Interest Rate Forwards	—	—	—	—
Equity Forwards	11,770	936	341	—

Options:
Foreign Currency Options	87,711	1,236	50,940	1,052
Interest Rate Options	132,484	1,450	111,940	421
Market Index Options	2,950	67	1,828	212
Equity Options	148	3	43	—

Swaps:
IRS	2,803,464	69,819	3,353,662	80,078
Equity Swaps	1,008	59	628	10
CCS	435,698	74,176	442,402	61,173
Total Trading	3,778,674	154,953	4,193,643	151,747

As of December 31, 2018 and 2019, 154,953 million pesos and 151,747 million pesos (assets) are OTC financial derivatives of the total amount of the trading financial derivatives asset, respectively.

The breakdown of the fair value and nominal amount of hedging financial derivatives asset as of December 31, 2018 and 2019 is as follows:

	12/31/2018		12/31/2019
Hedging	Nominal	Fair Value	Nominal	Fair Value

Cash flow hedge:
IRS	4,000	111	—	—
CCS	13,609	4,798	11,177	3,843
Foreign Currency Forwards	59,619	4,174	59,417	4,488

Fair value hedge:
IRS	8,416	157	53,882	719
CCS	1,492	45	3,868	206
Total Hedging	87,136	9,285	128,344	9,256
Total Financial Derivatives Asset	3,865,810	164,238	4,321,987	161,003

The breakdown of the fair value and nominal amount of trading financial derivatives liability as of December 31, 2018 and 2019 is as follows:

	12/31/2018		12/31/2019
Trading	Nominal	Fair Value	Nominal	Fair Value

Futures:
Foreign Currency Futures	5,735	—	14,202	—
Interest Rate Futures	—	—	—	—
Market Index Futures	462	—	79	—

Forwards:
Foreign Currency Forwards	237,127	5,988	199,493	6,551
Foreign Exchange (Spot)	41,423	110	36,973	73
Market Index Forwards	11,768	839	651	6

Options:
Foreign Currency Options	87,616	1,504	57,808	1,606
Interest Rate Options	142,477	971	140,813	474
Market Index Options	4,141	303	1,122	201
Equity Options	117	5	—	—

Swaps:
IRS	2,795,454	70,607	3,296,209	76,165
Equity Swaps	—	16	—	12
CCS	395,656	73,384	385,855	59,393
Total Trading	3,721,976	153,727	4,133,205	144,481

As of December 31, 2018 and 2019, 153,727 million pesos and 144,481 million pesos (liabilities), respectively are OTC financial derivatives of the total amount of the trading portfolio.

The breakdown of the fair value and nominal amount of hedging financial derivatives liability as of December 31, 2018 and 2019 is as follows:

	12/31/2018		12/31/2019
Hedging	Nominal	Fair Value	Nominal	Fair Value

Cash flow hedge:
IRS	—	—	11,311	118
CCS	10,289	2,912	10,704	1,690
Foreign Currency Forwards	14,041	345	10,698	409

Fair value hedge:
IRS	1,200	14	3,600	246
CCS	28,489	5,122	31,874	5,060
Total Hedging	54,019	8,393	68,187	7,523
Total Financial Derivatives Liability	3,775,995	162,120	4,201,392	152,004

As of December 31, 2018 and 2019, the collateral provided to engage in financial derivatives transactions in organized markets is as follows:

		12/31/2018	12/31/2019

Collateral provided:
Of which:
Mercado Mexicano de Derivados, S.A. de C.V. (MexDer)	Cash	2,093	3,865
Chicago Mercantile Exchange	Cash	1,297	1,286
Foreign financial institutions	Cash	299	2

		3,689	5,153

Deposits of collateral back up positions operated on the MexDer such as interest rate futures, futures based on the IPC, USD futures, listed option futures, positions operated on the Chicago Mercantile Exchange such as Standard & Poor’s futures, US Treasury Notes futures and equity options and positions operated through foreign financial institutions.

The guarantees and/or collateral delivered for the OTC financial derivatives transactions as of December 31, 2018 and 2019 are as follows:

		12/31/2018	12/31/2019

Financial assets at amortized cost - Loans and advances to credit institutions:
Of which (Note 7):
Mexican financial institutions	Cash	20,597	7,536
Foreign financial institutions	Cash	8,911	6,764
		29,508	14,300
Financial assets at fair value through profit or loss - Debt instruments:
Of which (Note 8):
Mexican financial institutions	Bonds	4,438	3,121
Foreign financial institutions (*)	Bonds	1,796	1,351
		6,234	4,472

(*) As of December 31, 2018, and 2019, includes 1,465 million pesos and 1,318 million pesos, respectively, of debt instruments received as collateral (registered in memorandum accounts), which were delivered in OTC financial derivatives transactions as collateral.

The guarantees and/or collateral received for the OTC financial derivatives transactions as of December 31, 2018 and 2019 are as follows:

		12/31/2018	12/31/2019

Deposits from credit institutions and Customer deposits:
Of which (Notes 19 and 20):
Mexican financial institutions	Cash	5,288	5,174
Foreign financial institutions	Cash	37,192	11,527
Other	Cash	—	58
		42,480	16,759

		12/31/2018	12/31/2019

Memorandum accounts:
Of which (Note 31):
Mexican financial institutions	Bonds	4,044	5,736
		4,044	5,736

Upon executing transactions with OTC financial derivatives, the Bank agrees to deliver and/or receive collateral to cover any exposure to market risk and the credit risk of such transactions. Such collateral is contractually agreed to with each of the counterparties.

Currently, debt instruments, mainly government bonds, are posted as collateral for transactions with domestic financial entities. Cash deposits are used for transactions with foreign financial entities and institutional customers.

The nominal and/or contractual amounts of the financial derivatives contracts traded by the Bank do not reflect the actual risk assumed by the Bank since the net position in these financial instruments is the result of offsetting and/or combining them. The net position is used by the Bank to hedge interest rates, underlying asset prices or foreign currency risk and to assume directional exposure to risk factors limited by the Bank’s risk appetite. The results of these financial instruments are recognized in Gains/(losses) on financial assets and liabilities (net) in the consolidated income statement. If their purpose is to hedge other exposures, they increase or offset, as appropriate, the gains or losses on the hedged investments (see Note 12).

The Bank manages the credit risk exposure of these contracts through setting credit lines, establishing netting arrangements with its main counterparties and by receiving assets as collateral (see Note 2.f).

The cumulative credit risk exposure is measured in terms of Equivalent Credit Risk (hereinafter, ECR). ECR is composed of the current exposure of the contract (at fair value in the case of financial derivatives) and the Potential Future Exposure (hereinafter, PFE) which is defined as the maximum expected credit risk exposure over a specified period of time calculated at a 97.5% level of confidence and which expresses its potential future exposure. This metric is used internally for management purposes.

ECR by Profiles Methodology introduces the concept of Exposure Profile per deal, where risk exposure may vary depending on the time-band considered. There is not a unique exposure figure per deal. However, many exposures figure as time-bands are affected and each time-band exposure equals the maximum exposure within the time-band.

Deal risk aggregation per counterparty and per time-band requires aggregation of a Potential Future Exposure for each of the time-bands and considering the netting agreement for the Current Exposure and also, if applicable, collateral mitigation; so, there is an aggregated net exposure per counterparty as time-bands are impacted.

For financial derivatives, where ECR is equal to the Current Exposure plus the nominal amount multiplied by the Risk Factor (PFE), the Profiles Methodology implies that PFE figure is not unique but is calculated for each of the time-bands.

The Counterparty Credit Risk Area compares, on a monthly basis, the nominal amounts used to calculate the PFE against the nominal amounts recognized in the accounting records and also compares the Current Exposure amounts used for the Current Exposure of the ECR against the Current Exposure amounts also recognized in the accounting books.

As of December 31, 2018 and 2019, the cumulative net credit risk exposure of the Bank was 390,324 million pesos and 390,324 million pesos, respectively. The net credit risk exposure comprises the total counterparty credit risk and issuer risk (which includes financial derivatives, repurchase agreements and debt securities), less any received assets as collateral for mitigating these risks.